LEASE LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Weighted-average interest rate on lease liabilities	8.37%
Interest expense on lease liabilities	$ 64	$ 73
Expense relating to short-term leases for which recognition exemption has been used	$ 567	$ 649